UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 04/23/2013


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:       $124,026


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      296     8059 SH       SOLE                     8059        0        0
American Express Co            COM              025816109     2234    33118 SH       DEFINED                 32468        0      650
Amgen Inc                      COM              031162100     4143    40413 SH       DEFINED                 39713        0      700
ArcelorMittal                  COM              03938L104      889    68255 SH       DEFINED                 67205        0     1050
Automatic Data Processing Inc  COM              053015103     5575    85722 SH       DEFINED                 83922        0     1800
BP P.L.C. Spons ADR            COM              055622104      396     9341 SH       SOLE                     9341        0        0
Bristol-Myers Squibb Co        COM              110122108      623    15135 SH       SOLE                    15135        0        0
Capital One Finl Corp          COM              14040H105     2090    38029 SH       DEFINED                 37654        0      375
Carnival Corp                  COM              143658300     2025    59041 SH       DEFINED                 58116        0      925
Chevron Corp New               COM              166764100     1353    11387 SH       DEFINED                 10241        0     1146
Devon Energy Corp              COM              25179M103     2714    48098 SH       DEFINED                 46942        0     1156
Disney Walt Co.                COM              254687106     3546    62425 SH       DEFINED                 61250        0     1175
EMC Corporation                COM              268648102     2762   115608 SH       DEFINED                114208        0     1400
Ecolab Inc                     COM              278865100     4187    52226 SH       DEFINED                 51301        0      925
Edison International           COM              281020107      272     5397 SH       SOLE                     5397        0        0
Exxon Mobil Corp               COM              30231G102     4117    45691 SH       SOLE                    45691        0        0
General Electric Co            COM              369604103     3175   137325 SH       SOLE                   137325        0        0
Hewlett-Packard Co             COM              428236103     3756   157557 SH       DEFINED                154632        0     2925
Intl Business Machines         COM              459200101     6771    31745 SH       DEFINED                 31220        0      525
JP Morgan Chase & Co           COM              46625H100     3366    70929 SH       DEFINED                 69904        0     1025
Jacobs Engineering             COM              469814107     2880    51215 SH       DEFINED                 50365        0      850
Johnson & Johnson              COM              478160104     4179    51254 SH       DEFINED                 50629        0      625
Manitowoc Company Inc.         COM              563571108     1242    60410 SH       DEFINED                 59310        0     1100
Marriott Intl. Inc. CL A       COM              571903202      230     5445 SH       SOLE                     5445        0        0
McDonalds Corp                 COM              580135101      538     5400 SH       SOLE                     5400        0        0
Merck & Co. Inc.               COM              58933Y105      269     6090 SH       SOLE                     6090        0        0
Microsoft Corp                 COM              594918104     4513   157753 SH       DEFINED                155203        0     2550
Nordstrom Inc                  COM              655664100     2132    38598 SH       DEFINED                 37373        0     1225
Omnicom Group                  COM              681919106     4507    76515 SH       DEFINED                 75015        0     1500
PPG Industries                 COM              693506107      222     1656 SH       SOLE                     1656        0        0
PepsiCo Inc                    COM              713448108     4446    56206 SH       DEFINED                 55256        0      950
Pfizer Inc                     COM              717081103     2264    78447 SH       SOLE                    78447        0        0
Precision Castparts Corp       COM              740189105     2950    15555 SH       DEFINED                 15255        0      300
T Rowe Price Group Inc         COM              74144T108     2687    35890 SH       DEFINED                 35240        0      650
Procter & Gamble Company       COM              742718109     5308    68878 SH       DEFINED                 67878        0     1000
Qualcomm Inc.                  COM              747525103      791    11810 SH       SOLE                    11810        0        0
Raytheon Co                    COM              755111507      492     8374 SH       SOLE                     8374        0        0
SPDR S&P China ETF             FUND             78463X400      977    13970 SH       DEFINED                 13720        0      250
SVB Financial Group            COM              78486Q101     1571    22140 SH       DEFINED                 21790        0      350
Schlumberger Limited           COM              806857108     4862    64920 SH       DEFINED                 63720        0     1200
Stericycle Inc.                COM              858912108     3046    28685 SH       DEFINED                 28185        0      500
Swift Energy Co                COM              870738101     1252    84563 SH       DEFINED                 83163        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     3051    76886 SH       DEFINED                 75611        0     1275
Texas Instruments Incorporated COM              882508104      568    16000 SH       SOLE                    16000        0        0
Vanguard Emerging Market ETF   FUND             922042858     2009    46833 SH       DEFINED                 45958        0      875
Vanguard S&P 500 ETF           FUND             922908413      989    13800 SH       SOLE                    13800        0        0
Vanguard Total Stock Mkt Idex  FUND             922908488      222     5840 SH       SOLE                     5840        0        0
Vanguard Total Stock Market    FUND             922908769      402     4965 SH       SOLE                     4965        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2494    87834 SH       DEFINED                 86916        0      918
Wal-Mart Stores Inc            COM              931142103     3155    42158 SH       DEFINED                 41408        0      750
Walgreen Co.                   COM              931422109     3710    77811 SH       DEFINED                 76236        0     1575
Western Union Corp             COM              959802109     1591   105801 SH       DEFINED                103951        0     1850
D.E. Master Blenders 1753 N.V. COM              N2563N109      187    12225 SH       SOLE                    12225        0        0